Cost Method Investments (Details) - Schedule of cost method investments	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
9.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 45,000,000	$ 6,896,658
8.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,100,000	168,585	500,000
6.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	91,955
5.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	91,955
5.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	50,400,000	7,724,256	2,000,000
4.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	200,000	30,652
4.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	8,400,000	1,287,376	1,000,000
3.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	183,911
3.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	3,900,000	597,710
2.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	183,911	300,000
1.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,450,000	222,226	550,000
Total [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 114,050,000	$ 17,479,195	¥ 4,350,000